UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA North Carolina Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust


Schedule of Investments as of December 31, 2006                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                     Value
North Carolina - 98.9%   $  1,400    Alamance County, North Carolina, Industrial Facilities and Pollution
                                     Control Financing Authority, IDR (Millender Project), VRDN, AMT, 4.02%
                                     due 12/01/2020 (e)                                                               $     1,400

                            1,200    Buncombe County, North Carolina, Industrial Facilities and Pollution
                                     Control Financing Authority, Revenue Refunding Bonds (Industrial Development
                                     Alliance), VRDN, AMT, 4.11% due 8/01/2009 (e)                                          1,200

                            1,000    Buncombe County, North Carolina, Metropolitan Sewer District, Sewerage System
                                     Revenue Bonds, VRDN, 3.91% due 7/01/2029 (e)(f)                                        1,000

                            1,230    Carrboro, North Carolina, BAN, 4.25% due 3/14/2007                                     1,232

                            3,100    Charlotte, North Carolina, CP, 3.56% due 2/01/2007                                     3,100

                            1,000    Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System
                                     Revenue Refunding Bonds (Carolinas Healthcare System), VRDN, Series D, 3.84%
                                     due 1/15/2026 (e)                                                                      1,000

                            2,325    Cleveland County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Industrial Revenue Bonds (Blachford Rubber Project), VRDN,
                                     AMT, 4.02% due 7/01/2023 (e)                                                           2,325

                            1,200    Durham County, North Carolina, Public Improvement, GO, VRDN, Series B, 4% due
                                     6/01/2007 (e)                                                                          1,202

                            1,900    Eagle Tax-Exempt Trust, North Carolina Capital Facilities Financing Agency,
                                     Revenue Refunding Bonds, VRDN, Series 2006-0139, Class A, 3.96% due 10/01/2041 (e)     1,900

                            1,330    Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 4.07% due
                                     6/01/2015 (e)                                                                          1,330

                            2,800    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (High Point Textiles Auxiliaries), Refunding, VRDN,
                                     AMT, 4.02% due 6/01/2012 (e)                                                           2,800

                            3,100    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Nat Sherman Building LLC), VRDN, AMT, 4.12% due
                                     3/01/2022 (e)                                                                          3,100

                              600    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Neal Manufacturing), VRDN, AMT, 3.95% due 11/01/2013 (e)       600

                            1,600    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Ornamental Products), VRDN, AMT, 3.95% due 12/01/2014 (e)    1,600

                            2,200    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Snider Tire Inc.), VRDN, AMT, 4.02% due 10/01/2019 (e)       2,200


Portfolio Abbreviations


To simplify the listings of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


ACES (SM)    Adjustable Convertible Extendible Securities
AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
VRDN         Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust


Schedule of Investments as of December 31, 2006 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                     Value
North Carolina           $    500    Harnett County, North Carolina, Industrial Facilities and Pollution Control
(concluded)                          Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 4.02%
                                     due 1/01/2007 (e)                                                                $       500

                              525    Hertford, North Carolina, Water and Sewer, GO, BAN, 4% due 10/10/2007                    526

                              200    Lee County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Arden Corporation Project), VRDN, AMT, 4.07%
                                     due 8/01/2034 (e)                                                                        200

                            2,980    Lee County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Lee Central LLC Project), VRDN, AMT, 4.02% due
                                     12/01/2023 (e)                                                                         2,980

                            1,815    Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Packaging NC Project), VRDN, 4.03% due 10/01/2013 (e)        1,815

                            4,410    Little River Water District, North Carolina, BAN, 4.50% due 3/28/2007                  4,417

                            9,000    Martin County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Penco Products Project), VRDN, AMT, 4.07% due
                                     9/01/2022 (e)                                                                          9,000

                              400    Mecklenburg County, North Carolina, Industrial Facilities and Pollution
                                     Control Financing Authority, Industrial Revenue Bonds (Ferguson Supply and Box
                                     Manufacturing), VRDN, AMT, 4.05% due 8/01/2010 (e)                                       400

                              770    Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Industrial Revenue Bonds (Piedmont Plastics Project),
                                     VRDN, AMT, 4.05% due 10/01/2013 (e)                                                      770

                            4,225    Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Industrial Revenue Bonds (Southern Steel Company LLC Project),
                                     VRDN, AMT, 3.97% due 3/02/2015 (e)                                                     4,225

                           14,115    Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 3.92%
                                     due 3/16/2015 (e)                                                                     14,115

                            2,500    North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                     Bonds (Albemarle Cotton Growers), VRDN, AMT, 4.02% due 7/01/2014 (e)                   2,500

                            6,810    North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                     Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 4.02% due
                                     6/01/2016 (e)                                                                          6,810

                            3,000    North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue
                                     Refunding Bonds (High Point University Project), VRDN, 3.92% due 12/01/2028 (e)        3,000

                            1,645    North Carolina Capital Facilities Finance Agency, IDR, Refunding (Safety Test
                                     and Equipment Company Project), VRDN, AMT, Series A-2, 3.97% due 11/01/2021 (e)        1,645

                            1,307    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                     Bonds, MERLOTS, VRDN, Series 955-D, 3.95% due 1/01/2018 (a)(e)                         1,307

                            3,415    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                     Bonds, VRDN, Series G, 3.94% due 1/01/2018 (a)(e)                                      3,415

                            1,500    North Carolina Educational Facilities Finance Agency Revenue Bonds (Duke
                                     University Project), VRDN, Series A, 3.92% due 6/01/2027 (e)                           1,500

                            6,000    North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN, AMT, Series
                                     B12, 4% due 7/01/2037 (e)                                                              6,000

                            1,240    North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 15-C,
                                     3.98% due 7/01/2032 (d)(e)                                                             1,240

                            4,400    North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 17-C,
                                     3.98% due 7/01/2033 (e)                                                                4,400

                            7,800    North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C,
                                     3.98% due 1/01/2035 (e)                                                                7,800

                            1,590    North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-175, 3.98%
                                     due 1/01/2034 (e)                                                                      1,590

                            4,400    North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                     (Novant Health Group), VRDN, Series A, 3.90% due 11/01/2034 (e)                        4,400

                            3,500    North Carolina Medical Care Commission, Health Care Facilities, Revenue
                                     Refunding Bonds (Duke University Health System), VRDN, Series C, 3.88%
                                     due 6/01/2028 (e)                                                                      3,500

                            5,300    North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled
                                     Equipment Financing Project), ACESSM, 3.90% due 12/01/2025 (b)(e)                      5,300

                            5,380    North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding
                                     Bonds (Aldersgate Project), VRDN, 3.92% due 1/01/2031 (e)                              5,380

                            4,335    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                     ROCS, VRDN, Series II-R-211, 3.95% due 1/01/2020 (b)(e)                                4,335

                            8,000    North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
                                     (Guaranteed Student Loan), VRDN, AMT, Series A-1, 3.95% due 9/01/2035 (a)(e)           8,000

                            3,715    North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
                                     (Guaranteed Student Loan), VRDN, AMT, Series A-2, 3.97% due 9/01/2035 (a)(e)           3,715

                            2,220    North Carolina State, GO, PUTTERS, VRDN, Series 1400, 3.97% due 6/01/2014 (e)          2,220

                            1,160    North Carolina State Ports Authority, Exempt Facility Revenue Bonds (Wilmington
                                     Bulk LLC Project), VRDN, AMT, Series A, 4.05% due 9/01/2022 (e)                        1,160

                            3,220    North Carolina State Ports Authority, Port Facilities Revenue Refunding Bonds,
                                     VRDN, AMT, Series A-2, 4% due 3/01/2013 (e)                                            3,220

                            3,470    North Carolina State, Public Improvement, GO, VRDN, Series A, 4.50% due
                                     3/01/2007 (e)                                                                          3,475

                            1,175    Onslow County, North Carolina, GO, Refunding, 4% due 5/01/2007 (f)                     1,176

                              640    Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue
                                     Bonds (Cessna Aircraft Company Project), VRDN, 3.95% due 10/01/2012 (e)                  640

                            6,300    Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN,
                                     AMT, 3.98% due 11/01/2017 (c)(e)                                                       6,300

                            5,500    Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN,
                                     AMT, Series A, 3.93% due 5/01/2036 (e)(f)                                              5,500

                            2,900    Richmond County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority Revenue Bonds (Ritz-Craft Corporation of North Carolina,
                                     Inc. Project), VRDN, AMT, 3.94% due 4/03/2025 (e)                                      2,900

                              360    Rockingham County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority Revenue Bonds (Whiteridge Inc. Project), VRDN, AMT, 4.05%
                                     due 2/01/2013 (e)                                                                        360

                            2,300    Rowan County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 4.02%
                                     due 4/01/2018 (e)                                                                      2,300

                            3,000    Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT,
                                     4.05% due 11/01/2011 (e)                                                               3,000

                            1,470    Sampson County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 4.07%
                                     due 1/01/2012 (e)                                                                      1,470

                            1,800    Stanley County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Patrick Industries Project), VRDN, AMT, 4.20% due
                                     8/01/2010 (e)                                                                          1,800

                            1,824    Trinity, North Carolina, Sanitary Sewer, GO, BAN, 4.25% due 7/25/2007                  1,829

                              700    University of North Carolina at Chapel Hill, Hospital Revenue Refunding Bonds,
                                     VRDN, Series A, 4% due 2/01/2007 (e)                                                     700

                            1,800    University of North Carolina at Chapel Hill, Hospital Revenue Refunding Bonds,
                                     VRDN, Series B, 4% due 2/15/2031 (e)                                                   1,800

                            4,365    University of North Carolina System, Pool Revenue Refunding Bonds, PUTTERS,
                                     VRDN, Series 1643, 3.95% due 10/01/2014 (b)(e)                                         4,365

                            2,460    Vance County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN,
                                     4.02% due 6/01/2015 (e)                                                                2,460

                            4,200    Wake County, North Carolina, CP, 3.65% due 2/05/2007                                   4,200

                            3,347    Wake County, North Carolina, CP, 3.60% due 2/14/2007                                   3,347

                            2,000    Wake County, North Carolina, CP, 3.60% due 5/22/2007                                   2,000

                            1,800    Wake County, North Carolina, CP, 3.55% due 5/30/2007                                   1,800

                            2,355    Wake County, North Carolina, Public Improvement, GO, VRDN, Series B, 3.88% due
                                     4/01/2016 (e)                                                                          2,355

                            1,600    Wilson County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 4.20% due
                                     6/01/2015 (e)                                                                          1,600

                                     Total Investments (Cost - $202,751*) - 98.9%                                         202,751
                                     Other Assets Less Liabilities - 1.1%                                                   2,201
                                                                                                                      -----------
                                     Net Assets - 100.0%                                                              $   204,952
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) XL Capital Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series
Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007